Document and Entity Information	6 Months Ended
Feb. 29, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	CANNABIS GLOBAL, INC.
Entity Central Index Key	0001413488
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true